PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PROJECT ASSETS, NET
Project assets	¥ 0		¥ 724,335,851
Less: Accumulated depreciation	0		(78,981,128)
Project assets, net	¥ 0	$ 0	¥ 645,354,723